Consolidated Shareholders' Equity - Summary of Number of Restricted Shares Not Yet Fully Vested (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Restricted shares
Disclosure of classes of share capital [Line Items]
Total expense for restricted share plans	€ 83	€ 113
Number of shares not yet fully vested (in shares)	9,996,495	10,900,815
Restricted share plan 2021
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	3,484,420	0
Restricted share plan 2020
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	3,175,084	3,340,501
Restricted share plan 2019
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	3,252,099	3,545,507
Restricted share plan 2018
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	84,892	4,014,807